Schedule II - Valuation And Qualifying Accounts (Details) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning balance	$ 4,456	$ 4,576	$ 5,835
Charged (Credited) to Expense	0	0	0
Deductions	0	(120)	(1,259)
Ending balance	$ 4,456	$ 4,456	$ 4,576